Earnings per share (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation between basic and diluted earnings per share:[Abstract]
Net income	CAD 3,538	CAD 3,167	CAD 2,612
Weighted-average basic shares outstanding (in shares)	800.7	819.9	843.1
Dilutive effect of stock-based compensation (in shares)	4.4	3.6	3.0
Weighted-average diluted shares outstanding (in shares)	805.1	823.5	846.1
Basic earnings per share (in dollars per share)	CAD 4.42	CAD 3.86	CAD 3.1
Diluted earnings per share (in dollars per share)	CAD 4.39	CAD 3.85	CAD 3.09